Shareholder Report, Holdings (Details) - C000020574	Jun. 30, 2025
U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
U.S. Treasury NotesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
U.S. Treasury NotesFR_91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Treasury NotesFR_912828Z94
Holdings [Line Items]
Percent of Net Asset Value	3.10%
GNMA II Pool #MA8043FR_36179W5C8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
U.S. Treasury NotesFR_9128282R0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FHLMC Pool #SD8256FR_3132DWE58
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Sector Fixed IncomeGovernmentOther
Holdings [Line Items]
Percent of Total Investments	6.00%
Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	2.00%
Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	2.10%
Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	2.90%
Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	3.10%
Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	4.70%
Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	12.00%
Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	26.40%
Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	38.60%
AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%